FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability			$ 373,599
Recurring
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability	$ 10,818,051	$ 9,992,900	373,599
Recurring | US Treasury Bills
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability	10,818,051	9,992,900
Recurring | 2020 Notes Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability			373,599
Recurring | Level 1
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability	10,818,051	9,992,900
Recurring | Level 1 | US Treasury Bills
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability	$ 10,818,051	$ 9,992,900
Recurring | Level 3
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability			373,599
Recurring | Level 3 | 2020 Notes Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability			$ 373,599